7. Stock Option Plans (Details 4)	12 Months Ended
Dec. 31, 2014
Expected dividend yield	0.00%
Minimum
Expected life	2 years 9 months
Expected volatility	48.32%
Risk-free interest rate	0.35%
Maximum
Expected life	3 years 6 months
Expected volatility	67.08%
Risk-free interest rate	1.88%